Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Components of Loss Before Provision for Income Taxes

The components of loss before provision for income taxes for the years ended December 31, 2014, 2015, and 2016 were as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Domestic	$(20,403)	$(21,605)	$(24,741)
Foreign	110	333	691

Total	$(20,293)	$(21,272)	$(24,050)

Components of Provision For Income Taxes

The components of the provision for income taxes for the years ended December 31, 2014, 2015, and 2016 were as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Current:
Federal	$—	$—	$—
State	14	1	6
Foreign	23	189	229

Total current income tax expense	37	190	235
Deferred:
Federal	$—	$—	$—
State	—	—	—
Foreign	(1)	(12)	(27)

Total deferred income tax benefit	(1)	(12)	(27)

Total	$36	$178	$208

Reconciliation of provision for Income Taxes at Statutory Rate and Provision (Benefit) for Income Taxes

For purposes of the reconciling our provision for income taxes at the statutory rate and our provision (benefit) for income taxes at the effective tax rate, a notional 34% tax rate was applied as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Income tax (benefit) at federal statutory rate	$(6,903)	$(7,225)	$(8,177)
Increase/(decrease) in tax resulting from:
State income tax expense, net of federal	(252)	(589)	(716)
Foreign rate differential	(13)	(46)	(88)
Stock-based compensation	3,534	346	602
Change in valuation allowance	3,853	7,549	8,449
Other	(183)	143	138

Total	$36	$178	$208

Significant Components of Deferred Income Tax Assets (Liabilities)

Significant components of deferred income tax assets (liabilities) as of December 31, 2015 and 2016 were as follows (in thousands):

	As of December 31,
	2015	2016
Deferred revenue	$404	$812
Net operating losses	21,062	28,736
Accruals and reserves	390	75
State taxes	(762)	(1,131)
Deferred commissions	(1,949)	(1,837)
Stock-based compensation	145	690
Other	78	499
Valuation allowance	(19,355)	(27,804)

Net non-current deferred tax assets	$13	$40

Summary of Changes in the Valuation Allowance

The change in the valuation allowance for the years ended December 31, 2014, 2015, and 2016 was as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Beginning balance	$7,953	$11,806	$19,355
Increase in valuation allowance	3,853	7,549	8,449

Ending balance	$11,806	$19,355	$27,804

Schedule of Provision for (Benefit of) Income Taxes and Effective Tax Rates

The following table presents details of the provision for (benefit of) income taxes and our effective tax rates (in thousands except percentages):

	Six Months Ended June 30,
	2017	2016
Provision for (benefit of) income taxes	$(657)	$90
Effective tax rate	(4.9%)	0.6%